Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001365767
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-33129
Entity Registrant Name	Allot Ltd.
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31